Operating Lease Arrangements - Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 9,493	$ 9,221
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	2,918	2,811
1-5 Years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	5,796	5,450
More Than 5 Year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 779	$ 960